CAPITAL LEASE OBLIGATION (Details) (RUB) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets under capital leases
Leased assets, at cost	6,500	970
Accumulated depreciation	(438)	(793)
Leased assets, net	6,062	177
Depreciation of assets recorded under capital leases obligations	509	276	288
Interest expense	340	182	135
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments
2015	1,119
2016	1,108
2017	1,153
2018	1,159
2019	1,159
Thereafter	7,687
Total minimum lease payments (undiscounted)	13,385
Less amount representing interest	(3,990)
Present value of net minimum lease payments	9,395
Less current portion of lease obligations	(538)	(38)
Non-current portion of lease obligations	8,857	10
Network and base station equipment
Assets under capital leases
Leased assets, at cost	6,427
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments
Term of lease	15 years
Transponders
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments
Term of lease	12 years
Vehicles
Assets under capital leases
Leased assets, at cost	73	942
Automobiles
Future minimum lease payments under capital leases together with the present value of the net minimum lease payments
Term of lease	3 years
Buildings
Assets under capital leases
Leased assets, at cost		28